Other Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Liabilities
A summary of significant other liabilities by balance sheet caption follows:

(Dollars in millions)	June 30, 2022	December 31, 2021
Salaries, wages and accrued bonuses	$46	$70
Fringe benefits	75	74
Litigation	10	10
Restructuring costs	1	4
Provision for contract losses	57	48
Operating lease liabilities	22	24
Other(1)	68	65
Total other current liabilities	$279	$295
Operating lease liabilities	$68	$73
Other	2	1
Total other noncurrent liabilities	$70	$74
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(1)Consists primarily of taxes payable, environmental remediation reserves and warranty reserves. See Note 15: Commitments and Contingencies for more information regarding the warranty provision.
A summary of significant other liabilities by balance sheet caption follows:

	December 31,
(Dollars in millions)	2021	2020
Salaries, wages and accrued bonuses	$70	$61
Fringe benefits	74	71
Litigation	10	10
Restructuring costs	4	1
Provision for contract losses	48	44
Operating lease liabilities	24	22
Other(1)	65	58
Total other current liabilities	$295	$267
Retirement benefits	$—	$—
Operating lease liabilities	$73	$81
Other(2)	1	11
Total other noncurrent liabilities	$74	$92
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(1)Consists primarily of taxes payable, environmental remediation reserves and warranty reserves. See Note 15: Commitments and Contingencies for more information regarding the warranty provision.
(2)Consists primarily of workers’ compensation liabilities and certain payroll taxes deferred under the CARES Act.